Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Total Revenue	$ 165,816	$ 121,401
Production Costs:
Production Costs	421,284	196,508
Depreciation	151,188	152,982
Gross Margin	(406,656)	(228,089)
Operating Expenses:
General and Administrative	2,112,981	1,203,014
Inventory Write Down	131,153	304,312
Total Operating Expenses	2,244,134	1,507,326
Net Loss from Operations	(2,650,790)	(1,735,415)
Other Income (Expenses)
Gain (Loss)on Extinguishment of Debt	(975,770)	16,894
Foreign Exchange Gain (Loss)	(1,053)	(10,410)
Amortization of Debt Discount	(1,655,208)	(170,575)
Interest Expense	(1,300,028)	(289,222)
Other Income	6,781	518,564
Gain on Sale of Assets	10,000	13,511
Change in Fair Value of Derivative Liability	(10,059,317)	274,376
Total Other Income (Expenses)	(13,974,595)	353,139
Net Loss Before Non-Controlling Interests	(16,625,385)	(1,382,276)
Less: Loss Attributable to Non-Controlling Interests	(2,233)	0
Net Loss	$ (16,623,152)	$ (1,382,276)
Basic and Diluted Loss per Share	$ (0.152)	$ (0.037)
Weighted Average Shares Outstanding - Basic and Diluted	109,033,922	37,448,906